Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Current Assets
Cash and cash equivalents		$ 1,024,569	$ 854,518
Restricted cash		314,922	302,906
Accounts receivable, net of allowance for doubtful accounts of $571,148 and $46,722 respectively		3,918,558	6,484,945
Inventories, net		11,109,599	14,418,925
Advances to suppliers, net		2,435,809	1,509,477
Tax receivables		581,063	646,565
Prepaid expenses and other receivables		1,032,930	220,346
Total Current Assets		20,844,359	24,437,682
Property, plant and equipment, net		24,509,640	25,056,027
Land use rights, net		1,447,950	1,481,595
Intangible assets, net		4,261,262	4,978,082
Long-term investment			205,592
Right-of-use lease assets		11,738	141,772
Other long-term receivables			248,011
TOTAL ASSETS		51,074,949	56,548,761
Current Liabilities
Accounts payable		6,343,608	10,798,453
Accrued expenses and other current liabilities		3,171,571	2,043,830
Advances from customers		495,290	648,359
Convertible Notes		1,075,781
Short-term borrowings		25,006,630	23,915,792
Operating lease liabilities – current		84,536	104,000
Deferred tax liability		5,329	15,396
Total Current Liabilities		40,961,435	40,531,407
Operating lease liabilities – non-current			12,895
Long-term borrowings		1,709,986	1,644,737
Long-term payables		516,940	271,590
TOTAL LIABILITIES		43,188,361	42,460,629
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY*
Preference share, $0.001 per value, 100,000 shares authorized, 0 shares issued and outstanding as of September 30, 2024 and September 30, 2023	[1]
Additional paid-in capital	[1]	24,460,848	23,256,219
Statutory reserves	[1]	1,497,772	1,497,771
Accumulated deficit	[1]	(18,527,479)	(8,465,867)
Accumulated other comprehensive loss	[1]	(2,240,680)	(2,331,612)
Total Equity Attributable to Ostin Technology Group Co., Ltd.	[1]	5,192,233	13,957,912
Equity attributable to non-controlling interests	[1]	2,694,355	130,220
Total Shareholders’ Equity	[1]	7,886,588	14,088,132
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		51,074,949	56,548,761
Related Party
Current Assets
Due from related parties		426,909
Current Liabilities
Due to related parties		4,778,690	3,005,577
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY*
Ordinary shares, value	[1]	1,572	1,401
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY*
Ordinary shares, value	[1]	$ 200

[1]	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.